Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,283,012	¥ 821,437
Available-for-sale securities, Gross unrealized gains	76,643	62,522
Available-for-sale securities, Gross unrealized losses	(2,815)	(2,466)
Available-for-sale securities, Fair value	1,356,840	881,493
Held-to-maturity securities, Amortized cost	115,599	96,731
Held-to-maturity securities, Fair value	129,977
Amortized cost	1,398,611	918,168
Gross unrealized gains	91,133	69,827
Gross unrealized losses	(2,927)	(2,466)
Fair value	1,486,817	985,529
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	115,599	96,731
Held-to-maturity securities, Gross unrealized gains	14,490	7,305
Held-to-maturity securities, Gross unrealized losses	(112)	0
Held-to-maturity securities, Fair value	129,977	104,036
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	517,500	359,148
Available-for-sale securities, Gross unrealized gains	10,127	1,230
Available-for-sale securities, Gross unrealized losses	(35)	(18)
Available-for-sale securities, Fair value	527,592	360,360
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	155,943	93,927
Available-for-sale securities, Gross unrealized gains	5,644	2,913
Available-for-sale securities, Gross unrealized losses	(110)	(143)
Available-for-sale securities, Fair value	161,477	96,697
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	283,859	199,340
Available-for-sale securities, Gross unrealized gains	3,891	2,601
Available-for-sale securities, Gross unrealized losses	(137)	(555)
Available-for-sale securities, Fair value	287,613	201,386
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	7,257	6,850
Available-for-sale securities, Gross unrealized gains	54	70
Available-for-sale securities, Gross unrealized losses	(31)	(148)
Available-for-sale securities, Fair value	7,280	6,772
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	67,049	17,445
Available-for-sale securities, Gross unrealized gains	3,073	614
Available-for-sale securities, Gross unrealized losses	(146)	(226)
Available-for-sale securities, Fair value	69,976	17,833
Other asset-backed securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	145,308	47,344
Available-for-sale securities, Gross unrealized gains	1,286	1,269
Available-for-sale securities, Gross unrealized losses	(624)	(815)
Available-for-sale securities, Fair value	145,970	47,798
Other Debt Securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	2,000	9,508
Available-for-sale securities, Gross unrealized gains	0	2,042
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	2,000	11,550
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	104,096	87,875
Available-for-sale securities, Gross unrealized gains	52,568	51,783
Available-for-sale securities, Gross unrealized losses	(1,732)	(561)
Available-for-sale securities, Fair value	¥ 154,932	¥ 139,097